UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Institutional Investment Manager Filing this Report:

Name:	RS Value Group LLC
Address:	388 Market Street, Ste. 1700
	San Francisco, CA  94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Randall Hecht
Title:	CEO
Phone:	(415) 591-2700
Signature, Place, and Date of Signing:

	G. Randall Hecht	San Francisco, CA		September 30, 2002

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	66

Form 13F Information Table Value Total:	43,915

ISSUER          	 CLASS       CUSIP      VALUE      SHS        INVEST   VOTG
                                          (X1000)               DISCRET  AUTH
Abgenix            Com         00339B107      866      133,500   sole    sole
Acacia Rsrch       Com         003881109       71       18,000   sole    sole
Accrue Softw       Com         00437w102       39      594,600   sole    sole
Aegis Comm         Com         00760b105      104    1,603,100   sole    sole
AFC Enterpr        Com         00104q107      117        5,800   sole    sole
Align Tech         Com         016255101      356      129,000   sole    sole
AMERIGROUP         Com         03073T102      285        8,500   sole    sole
Applied Molecular  Com         03823e108      986      251,460   sole    sole
Argonaut Tech      Com         040175101      235      322,813   sole    sole
BAM! Entertain     Com         059361105      172      171,700   sole    sole
Blue Rhino         Com         095811105    8,946      585,100   sole    sole
Cablevision Syst   Cl A NY     12686c109      145       16,000   sole    sole
Cal Micro Device   Com         130439102      615      138,300   sole    sole
Caremark Rx        Com         141705103      119        7,000   sole    sole
China Yuchai       Com         g21082105    1,037      293,001   sole    sole
Conductus          Com         206784100      165      321,000   sole    sole
Cuisine Solutions  Com         229904107       65      217,970   sole    sole
Digital Courier    Com         253838106       11      421,200   sole    sole
DigitalThink       Com         25388m100      168      151,000   sole    sole
Ditech Comm        Com         25500M103      258      154,500   sole    sole
Divine             Cl A        255402406    1,150      433,800   sole    sole
Dole Food          Com         256605106      116        4,000   sole    sole
Drugstore.com      Com         262241102      139       83,400   sole    sole
Eloquent           Com         290140102       22       76,800   sole    sole
Epix Medical       Com         26881q101      426       94,000   sole    sole
Essential Thera    Com         29669A108       87       95,100   sole    sole
Exact Sciences     Com         30063p105    2,142      160,200   sole    sole
Exelixis Inc.      Com         30161q104      483       97,500   sole    sole
Fullplay Media     Com         359854106       17       44,450   sole    sole
Gart Sports        Com         366630101      245       13,000   sole    sole
GenStar Thera      Com         37248d105       75      188,600   sole    sole
Given Imaging      Ord         m52020100      991      100,000   sole    sole
Halliburton        Com         406216101      103        8,000   sole    sole
Illumina           Com         452327109    1,182      343,600   sole    sole
Industri-Matematik Com         455792101        9       43,800   sole    sole
InfoCrossing       Com         45664X109      952      119,400   sole    sole
Ivanhoe Energy     Com         465790103    4,562    5,727,144   sole    sole
Juno Lighting      Com         482047206    2,075      193,200   sole    sole
La Jolla Pharma    Com         503459109      480      112,600   sole    sole
Liberty Media      Com Ser A   530718105      208       29,000   sole    sole
Metromedia Intl    Com         591695101       64    1,281,050   sole    sole
MPSI Systems       Com         553412206       59      225,838   sole    sole
Netro              Com         64114R109      519      253,000   sole    sole
Netsolve           Com         64115j106      769      107,200   sole    sole
Opta Food          Com         68381n105      522      253,500   sole    sole
Palm               Com         696642107      444      600,000   sole    sole
Persistence Softw  Com         715329108      170      403,700   sole    sole
PYR Energy         Com         693677106      458      762,500   sole    sole
Randgold Rscs      Com         752344309    2,929      161,899   sole    sole
Selectica          Com         816288104      666      186,100   sole    sole
Sentex Sensing     Com         817268105        8      815,961   sole    sole
Sina.com           Ord         G81477104      514      237,816   sole    sole
Sirius Satellite   Com         82966u103      260      259,600   sole    sole
Stonepath Grp      Com         64120C104       83       78,900   sole    sole
Syntroleum         Com         871630109      133       80,200   sole    sole
Talisman Energy    Com         87425E103      249        6,200   sole    sole
Terayon Comm       Com         880775101      317      136,600   sole    sole
Tularik            Com         899165104      845      123,400   sole    sole
Univ Access Global Com         91336M105      160      841,000   sole    sole
US Global InvestorsCl A        902952100       94       72,500   sole    sole
ValueClick         Com         92046n102      613      281,400   sole    sole
Vignette           Com         926734104      347      433,500   sole    sole
Vsource            Com         92908B105       45      408,399   sole    sole
WebMD              Com         94769M105    2,096      415,000   sole    sole
WorldPort Comm     Com         98155j105      548    1,955,500   sole    sole
XM Satellite       Cl A        983759101      780      200,000   sole    sole